Income taxes - Summary of reconciliation of changes in deferred tax asset (liability) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Net deferred tax asset as of January 1,	€ 966	€ 1,430
Additions from business combinations	(340)	(3,140)
Recognized in other comprehensive income	130	(326)
Recognized in profit from continuing operations	(4,545)	4,054
Foreign currency translation adjustment	(1,143)	(1,052)
Net deferred tax asset (liability) as of December 31,	€ (4,932)	€ 966